Fully Benefit-Responsive Investment Contracts - Narrative (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Valuation reserve	$ 0
Guaranteed credit rate	0.00%